Financial instruments (Details Textual) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended											12 Months Ended					12 Months Ended
	Jun. 30, 2011 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Dec. 31, 2011 5.75% Notes due in May 2013 CAD	Dec. 31, 2011 5.75% Notes due in May 2013 USD ($)	Dec. 31, 2010 5.75% Notes due in May 2013 CAD	Dec. 31, 2011 6.50% Notes due in May 2018 USD ($)	Dec. 31, 2011 6.50% Notes due in May 2018 CAD	Dec. 31, 2010 6.50% Notes due in May 2018 CAD	Dec. 31, 2011 7.25% Notes due in May 2019 USD ($)	Dec. 31, 2011 7.25% Notes due in May 2019 CAD	Dec. 31, 2010 7.25% Notes due in May 2019 CAD	Dec. 31, 2011 Foreign Exchange Forward [Member] CAD	Dec. 31, 2010 Foreign Exchange Forward [Member] CAD	Dec. 31, 2011 Foreign Exchange Forward [Member] Other Assets [Member] CAD	Dec. 31, 2010 Foreign Exchange Forward [Member] Other Long-tem Liabilities [Member] CAD	Dec. 31, 2011 Foreign Exchange Forward [Member] Accumulated Other Comprehensive Income [Member] CAD	Dec. 31, 2010 Foreign Exchange Forward [Member] Accumulated Other Comprehensive Income [Member] CAD	Dec. 31, 2011 Foreign Exchange Forward [Member] Retained Earnings [Member] CAD	Dec. 31, 2010 Foreign Exchange Forward [Member] Retained Earnings [Member] CAD	Dec. 31, 2011 Estimate of Fair Value [Member] CAD	Dec. 31, 2010 Estimate of Fair Value [Member] CAD	Dec. 31, 2009 Estimate of Fair Value [Member] CAD	Dec. 31, 2011 Original Cost [Member] CAD	Dec. 31, 2010 Original Cost [Member] CAD	Dec. 31, 2009 Original Cost [Member] CAD	Dec. 31, 2011 Carrying Value Disclosure [Member] CAD	Dec. 31, 2010 Carrying Value Disclosure [Member] CAD	Dec. 31, 2011 TRS CAD	Dec. 31, 2010 TRS CAD	Dec. 31, 2009 TRS CAD	Dec. 31, 2011 Fuel expense CAD	Dec. 31, 2010 Fuel expense CAD	Dec. 31, 2009 Fuel expense CAD	Dec. 31, 2011 Diesel future contract CAD	Dec. 31, 2010 Diesel future contract CAD	Dec. 31, 2011 Treasury rate locks CAD	Dec. 31, 2010 Treasury rate locks CAD	Dec. 31, 2009 Treasury rate locks CAD	Dec. 31, 2011 FX forward contracts CAD	Dec. 31, 2011 Interest rate swaps [Member] CAD	Dec. 31, 2010 Interest rate swaps [Member] CAD	Dec. 31, 2009 Interest rate swaps [Member] CAD
Financial Instruments (Textual) [Abstract]
Long-term Debt		$ 3,508,000,000	4,745,000,000	$ 3,234,000,000	4,315,000,000		0		103,000,000		279,000,000	273,000,000		355,000,000	345,000,000															4,745,000,000	4,315,000,000
Fair Value of Long-term debt			5,314,000,000		4,773,000,000
Publicly traded Long-term debt, Fair Value			4,390,000,000		3,963,000,000
Publicly traded long-term debt			3,913,000,000		3,606,000,000
Long-term floating rate notes																								79,000,000	70,000,000					79,000,000	70,000,000
Proceeds from sale of notes	6,000,000
Total settlement value of long term floating rate notes			989,000,000		879,000,000	828,000,000																		79,000,000	70,000,000	70,000,000	105,000,000	117,000,000	129,000,000
Long term floating notes, settlement value		105,000,000	12,000,000	117,000,000	68,000,000																			0	8,000,000		12,000,000	12,000,000
Credit facility settled					9,000,000
Gain recorded on sale of notes			6,000,000		1,000,000
Gain recorded on redemption, accretion and change in assumptions			15,000,000		9,000,000	9,000,000
Value of notes hedged by FX forward contracts								101,000,000		175,000,000			100,000,000
Total proceeds from redeeming forward contract notes																																											2,000,000
Combined realized and unrealized foreign exchange gain(loss )			(3,000,000)		10,000,000	1,000,000										8,000,000	(1,000,000)
Unrealized gain (loss) derived from foreign exchange forward contract																		6,000,000	(2,000,000)	(1,000,000)	(1,000,000)	7,000,000	(1,000,000)
Unrealized pre-tax losses would be reclassified to Other income and charges			1,000,000
Net Gain on Derivatives Included in Income																																3,000,000	12,000,000	19,000,000
Unrealized loss included in account payable and accrued liabilities																																3,000,000	6,000,000
US gallons of diesel under futures contract																																						21000000
Realized loss on settlement of derivative Instrument																																			8,000,000	3,000,000	5,000,000
Diesel futures contracts average price per gallon																																						3.01
Unrealized gain (loss) on derivatives																																						3,000,000	4,000,000
Percentage of estimated fuel purchase for the period																																						7.00%
Unrealized holding gain to be realized in future																																						3,000,000
Debt instrument interest rate								5.75%		6.50%	6.50%		7.25%	7.25%
Maturity							May 01, 2013			May 01, 2018	May 01, 2018		May 01, 2019	May 01, 2019
Interest rate swaps Outstanding																																												0	0
Amortized of deferred gain to Net Interest Expense																																												5,000,000	4,000,000	6,000,000
Amortized of deferred gain to other income and charges							2,000,000
Unamortized losses related to interest rate locks accounted as cash flow hedges																																								22,000,000	22,000,000
Amortization of hedge gain loss to net interest expense and other comprehensive income																																								0	2,000,000	4,000,000
Reduction in size of derivative share units under total return swap program																																0.5	0.5
Derivative share units outstanding																																0.6	1.1